UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Acuity Investment Management Inc.
Address: 40 King Street West
         Scotia Plaza 56th Floor
         Toronto, Ontario, Canada M5H 3Y2

Form 13F File Number: 028-12739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Caroline Levitt
Title: Chief Compliance Officer
Phone: 416-867-2179

Signature, Place, and Date of Signing:

 /s/ Caroline Levitt      Toronto, Ontario, Canada         05/05/2009
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  106
Form 13F Information Table Value Total:  $2,058,268,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                             VALUE    SHARES OR        PUT/ INVESTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OR CLASS   CUSIP       (x$1000)  PRN AMT   SH/PRN CALL DISCRETION MANAGERS SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                    COM              002824 10 0    1037     17250   SH          SOLE                 17250
ACE LTD                        SHS              H0023R 10 5     550     10800   SH          SOLE                 10800
AGNICO EAGLE MINES LTD         COM              008474 10 8   37800    521600   SH          SOLE                452800         68800
AGRIUM INC                     COM              008916 10 8   21118    462200   SH          SOLE                339300        122900
ALLIANCE RES PARTNER L P       UT LTD PART      01877R 10 8     458     12500   SH          SOLE                 12500
ALTERA CORP                    COM              021441 10 0     985     44525   SH          SOLE                 44525
AMEDISYS INC                   COM              023436 10 8      28       800   SH          SOLE                   800
APACHE CORP                    COM              037411 10 5    1358     16820   SH          SOLE                 16820
BANK MONTREAL QUE              COM              063671 10 1   15203    460850   SH          SOLE                333750        127100
BANK NOVA SCOTIA HALIFAX       COM              064149 10 7   67183   2162300   SH          SOLE               1802600        359700
BARRICK GOLD CORP              COM              067901 10 8   54534   1336300   SH          SOLE                981700        354600
BAYTEX ENERGY TR               TRUST UNIT       073176 10 9   23579   1561520   SH          SOLE               1481220         80300
BCE INC                        COM NEW          05534B 76 0   43463   1730200   SH          SOLE               1263300        466900
BERKSHIRE HATHAWAY INC DEL     CL B             084670 20 7      43        12   SH          SOLE                    12
BHP BILLITON LTD               SPONSORED ADR    088606 10 8   23454    417300   SH          SOLE                417300
BROOKFIELD PPTYS CORP          COM              112900 10 5       4       580   SH          SOLE                   580
CAE INC                        COM              124765 10 8    9816   1286550   SH          SOLE                790850        495700
CAMECO CORP                    COM              13321L 10 8    4095    190000   SH          SOLE                129600         60400
CANADIAN NAT RES LTD           COM              136385 10 1  136611   2793105   SH          SOLE               2350325        442780
CANADIAN NATL RY CO            COM              136375 10 2   41579    919900   SH          SOLE                744500        175400
CANADIAN PAC RY LTD            COM              13645T 10 0   12111    322800   SH          SOLE                258500         64300
CDN IMPERIAL BK OF COMMERCE    COM              136069 10 1   15408    335825   SH          SOLE                275225         60600
CEPHALON INC                   COM              156708 10 9       6        70   SH          SOLE                    70
CHATTEM INC                    COM              162456 10 7      91      1290   SH          SOLE                  1290
CISCO SYS INC                  COM              17275R 10 2     371     17575   SH          SOLE                 17575
COCA COLA CO                   COM              191216 10 0      17       300   SH          SOLE                   300
COMCAST CORP NEW               CL A             20030N 10 1      12       700   SH          SOLE                   700
CONOCOPHILLIPS                 COM              20825C 10 4    1263     25600   SH          SOLE                 25600
CORUS ENTERTAINMENT INC        COM CL B NON VTG 220874 10 1     117      8600   SH          SOLE                  8600
CVS CAREMARK CORPORATION       COM              126650 10 0   15715    453620   SH          SOLE                453620
DANAHER CORP DEL               COM              235851 10 2    1138     16660   SH          SOLE                 16660
DENISON MINES CORP             COM              248356 10 7      71     76690   SH          SOLE                 76690
ELDORADO GOLD CORP NEW         COM              284902 10 3    1241    108826   SH          SOLE                 96526         12300
EMERSON ELEC CO                COM              291011 10 4     313      8700   SH          SOLE                  8700
ENBRIDGE ENERGY PARTNERS L P   COM              29250R 10 6     536     14200   SH          SOLE                 14200
ENBRIDGE INC                   COM              29250N 10 5   49560   1363400   SH          SOLE               1061200        302200
ENCANA CORP                    COM              292505 10 4  123757   2398400   SH          SOLE               1885550        512850
ENTERGY CORP NEW               COM              29364G 10 3     305      3550   SH          SOLE                  3550
ENTERPRISE PRODS PARTNERS L    COM              293792 10 7     669     23850   SH          SOLE                 23850
EXPRESS SCRIPTS INC            COM              302182 10 0     572      9825   SH          SOLE                  9825
EXXON MOBIL CORP               COM              30231G 10 2   10951    127600   SH          SOLE                127600
GENERAL MLS INC                COM              370334 10 4    1097     17450   SH          SOLE                 17450
GENZYME CORP                   COM              372917 10 4     273      3650   SH          SOLE                  3650
GOLDCORP INC NEW               COM              380956 40 9  139059   3276600   SH          SOLE               2633500        643100
GROUPE CGI INC                 CL A SUB VTG     39945C 10 9    4581    450000   SH          SOLE                300300        149700
GT SOLAR INTL INC              COM              3623E0 20 9    1692    202200   SH          SOLE                120400         81800
HARSCO CORP                    COM              415864 10 7   11650    416980   SH          SOLE                355280         61700
HCC INS HLDGS INC              COM              404132 10 2     556     17500   SH          SOLE                 17500
HEWLETT PACKARD CO             COM              428236 10 3   33957    840475   SH          SOLE                840475
IAMGOLD CORP                   COM              450913 10 8   14037   1290200   SH          SOLE               1230100         60100
IMPERIAL OIL LTD               COM NEW          453038 40 8   47467   1036400   SH          SOLE                796500        239900
INTEL CORP                     COM              458140 10 0     150      7900   SH          SOLE                  7900
INTERNATIONAL BUSINESS MACHS   COM              459200 10 1   17399    142500   SH          SOLE                142500
ITRON INC                      COM              465741 10 6    2082     34900   SH          SOLE                 18200         16700
JAGUAR MNG INC                 COM              47009M 10 3    2272    304100   SH          SOLE                251600         52500
JPMORGAN CHASE & CO            COM              46625H 10 0    1234     36855   SH          SOLE                 36855
KINROSS GOLD CORP              COM NO PAR       496902 40 4   28576   1247300   SH          SOLE                904100        343200
LUNDIN MINING CORP             COM              550372 10 6     650    324900   SH          SOLE                284300         40600
MANULIFE FINL CORP             COM              56501R 10 6   48298   3401250   SH          SOLE               2775850        625400
MASTERCARD INC                 CL A             57636Q 10 4     507      2400   SH          SOLE                  2400
METHANEX CORP                  COM              59151K 10 8    3831    388900   SH          SOLE                216400        172500
MICROSOFT CORP                 COM              594918 10 4   11693    505100   SH          SOLE                505100
NATIONAL OILWELL VARCO INC     COM              637071 10 1      58      1600   SH          SOLE                  1600
NEW GOLD INC CDA               COM              644535 10 6     488    200000   SH          SOLE                200000
NEWMONT MINING CORP            COM              651639 10 6    1472     26100   SH          SOLE                 26100
NOKIA CORP                     SPONSORED ADR    654902 20 4    5699    387500   SH          SOLE                387500
OILSANDS QUEST INC             *W EXP 12/05/200 678046 11 1      12    198200   SH          SOLE                198200
PALL CORP                      COM              696429 30 7    1277     49600   SH          SOLE                 26300         23300
PEABODY ENERGY CORP            COM              704549 10 4   28517    903700   SH          SOLE                903700
PEPSICO INC                    COM              713448 10 8    1064     16400   SH          SOLE                 16400
PETRO-CDA                      COM              71644E 10 2   34956   1032078   SH          SOLE                773150        258928
POTASH CORP SASK INC           COM              73755L 10 7  112772   1106150   SH          SOLE                852250        253900
PRAXAIR INC                    COM              74005P 10 4    9450    111445   SH          SOLE                 82845         28600
PROSHARES TR                   PSHS ULSHT SP500 74347R 88 3    6196     62000   SH          SOLE                 62000
QUALCOMM INC                   COM              747525 10 3   24081    491100   SH          SOLE                491100
QUESTAR CORP                   COM              748356 10 2    1239     33420   SH          SOLE                 33420
REPUBLIC SVCS INC              COM              760759 10 0    4074    188506   SH          SOLE                188506
RESEARCH IN MOTION LTD         COM              760975 10 2   80246   1472670   SH          SOLE               1014620        458050
ROGERS COMMUNICATIONS INC      CL B             775109 20 0   26372    907800   SH          SOLE                756300        151500
ROYAL BK CDA MONTREAL QUE      COM              780087 10 2   69511   1889900   SH          SOLE               1517250        372650
RUBICON MINERALS CORP          COM              780911 10 3    1274    650000   SH          SOLE                576700         73300
RUBICON TECHNOLOGY INC         COM              78112T 10 7    1522    227400   SH          SOLE                137500         89900
SCHLUMBERGER LTD               COM              806857 10 8    1270     24815   SH          SOLE                 24815
SCHWAB CHARLES CORP NEW        COM              808513 10 5    1603     82050   SH          SOLE                 82050
SHAW COMMUNICATIONS INC        CL B CONV        82028K 20 0    4353    226500   SH          SOLE                226500
SIERRA WIRELESS INC            COM              826516 10 6    2554    561250   SH          SOLE                521950         39300
SILVER WHEATON CORP            COM              828336 10 7    1035    100000   SH          SOLE                 32500         67500
SMITH INTL INC                 COM              832110 10 0      89      3300   SH          SOLE                  3300
SOUTHERN COPPER CORP           COM              84265V 10 5   34782   1584400   SH          SOLE               1584400
SUN LIFE FINL INC              COM              866796 10 5   36103   1580700   SH          SOLE               1336700        244000
SUNCOR ENERGY INC              COM              867229 10 6   64158   2279940   SH          SOLE               1746540        533400
SUNPOWER CORP                  COM CL A         867652 10 9    1495     49900   SH          SOLE                 31500         18400
SXC HEALTH SOLUTIONS CORP      COM              78505P 10 0   82965   3044600   SH          SOLE               2341350        703250
TALISMAN ENERGY INC            COM              87425E 10 3   60876   4560000   SH          SOLE               3853400        706600
TECK COMINCO LTD               CL B             878742 20 4   30865   4378000   SH          SOLE               2758900       1619100
THERMO FISHER SCIENTIFIC INC   COM              883556 10 2    2382     52990   SH          SOLE                 52990
TIM HORTONS INC                COM              88706M 10 3   26878    829300   SH          SOLE                568300        261000
TJX COS INC NEW                COM              872540 10 9    2477     76675   SH          SOLE                 76675
TORONTO DOMINION BK ONT        COM NEW          891160 50 9   68371   1573200   SH          SOLE               1316900        256300
TRANSALTA CORP                 COM              89346D 10 7   41762   2263500   SH          SOLE               1457000        806500
TRANSCANADA CORP               COM              89353D 10 7   29383    985000   SH          SOLE                657500        327500
TRANSGLOBE ENERGY CORP         COM              893662 10 6     525    150000   SH          SOLE                150000
TRANSOCEAN LTD                 REG SHS          H8817H 10 0    5503     74221   SH          SOLE                 74221
WABTEC CORP                    COM              929740 10 8     883     26575   SH          SOLE                 26575
WESTERN GOLDFIELDS INC         COM NEW          95828P 20 3    2395   1006500   SH          SOLE                820300        186200
YAMANA GOLD INC                COM              98462Y 10 0   57098   4851150   SH          SOLE               4265750        585400